Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash Flows from Operating Activities
Net income (loss)	$ 6,901	$ (6,733)		$ (11,270)
Adjustments to the profit or loss items:
Depreciation and impairment	3,523	3,501		3,227
Financial expenses (income), net	274	(470)		(154)
Cost of share-based payment	483	1,071		1,907
Income tax expense	269	1,722
Gain from sale of property and equipment	(52)	(18)
Change in employee benefit liabilities, net	166	(87)		87
Adjustments to the profit or loss items	4,663	5,719		5,067
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(9,967)	3,489		(5,604)
Decrease in other accounts receivables	328	211		118
Decrease (increase) in inventories	4,524	742		(913)
Decrease (increase) in deferred expenses	594	(433)		(565)
Increase (decrease) in trade payables	(838)	(2,650)		887
Increase in other accounts payables	71	1,520		94
Increase (decrease) in deferred revenues	(2,930)	1,035		(2,405)
Changes in asset and liability items	(8,218)	3,914		(8,388)
Cash received (paid) during the year for:
Interest paid	(21)	(60)		(484)
Interest received	399	842		1,143
Taxes paid	(116)	(1,785)		(47)
Cash received (paid) during the year	262	(1,003)		612
Net cash provided by (used in) operating activities	3,608	1,897		(13,979)
Cash Flows from Investing Activities
Proceeds from sale of (investment in) short term investments, net	(11,501)	4,236		13,971
Purchase of property and equipment and intangible assets	(4,167)	(2,641)		(2,718)
Proceeds from sale of property and equipment	60	42
Net cash provided by (used in) investing activities	(15,608)	1,637		11,253
Cash Flows from Financing Activities
Proceeds from exercise of warrants and options	3		[1]	1,254
Receipt of long-term loans	279	1,701		197
Repayment of long-term loans	(530)	(211)		(9)
Repayment of convertible debentures				(7,797)
Proceeds from issuance of ordinary shares, net	15,568
Net cash provided by (used in) financing activities	15,320	1,490		(6,355)
Exchange differences on balances of cash and cash equivalent	(607)	(103)		(418)
Increase (decrease) in cash and cash equivalents	2,713	4,921		(9,499)
Cash and cash equivalents at the beginning of the year	9,968	5,047		14,546
Cash and cash equivalents at the end of the year	12,681	9,968		5,047
Significant non-cash transactions
Purchase of property and equipment through capital lease	282	132
Purchase of property and equipment	$ 1,681	$ 1,968

[1]	Represent an amount of less than 1 thousands